Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2019
Basis of Presentation and General Information [Abstract]
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
Charterer	2019	2018	2017
A	18%	16%	14%
B	16%	14%	12%
C	14%	15%	17%
D	12%	10%